FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September Average Annual Total Returns		12 Months Ended	13 Months Ended	14 Months Ended	16 Months Ended	17 Months Ended	21 Months Ended	27 Months Ended	36 Months Ended	42 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	28.42%	33.75%	26.01%	21.42%	27.33%	23.18%	9.95%	10.51%
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September
Prospectus [Line Items]
Average Annual Return, Percent		8.49%						11.89%
Performance Inception Date	Sep. 21, 2022
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.49%						11.89%
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.02%						9.21%